GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2020
Segments, Geographical Areas [Abstract]
GEOGRAPHIC INFORMATION

NOTE 15:-GEOGRAPHIC INFORMATION

Summary information about geographic areas:

The Company operates in one reportable segment (see Note 1 for a brief description of the Company's business). The total revenues are attributed to geographic areas based on the location of the end-users.

The following table presents total revenues for the years ended December 31, 2020, 2019 and 2018 from a geographical perspective:

	Year ended December 31,
	2020	2019	2018

Revenues from sales to customers located at:

The United States	$93,707	$85,447	$82,990
America - other	20,708	20,982	19,501
EMEA *)	78,361	75,275	75,751
Asia Pacific	57,251	70,368	56,162

	$250,027	$252,072	$234,404

*)	Europe, the Middle East and Africa. For the year ended December 31, 2018, revenues from sales to customers located in Germany amounted to $ 23,863.

F - 47

RADWARE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands, except share and per share data

NOTE 15:- GEOGRAPHIC INFORMATION (Cont.)

The following table presents long-lived assets as of December 31, 2020 and 2019 from a geographical perspective:

	December 31,
	2020	2019

Long-lived assets, by geographic region:

America (principally the United States)	$3,592	$4,220
Israel	43,711	32,382
EMEA - other	1,314	1,351
Asia Pacific	2,182	3,162

	$50,799	$41,115